Credit Risk - Summary of Balances with Other Banco Santander Companies (Detail) - Santander UK Group Holdings plc [member] - GBP (£) £ in Billions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Financial assets	£ 4.5	£ 5.7
Financial liabilities	15.4	13.5
Spain (excl. Banco Santander) [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	2.5	4.4
Financial liabilities	3.7	5.5
UK [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	2.0	1.3
Financial liabilities	11.5	7.8
Uruguay [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0.2	0.1
Other [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0.1
Banks [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	2.5	4.4
Financial liabilities	3.8	5.3
Banks [member] | Spain (excl. Banco Santander) [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	2.5	4.4
Financial liabilities	3.6	5.1
Banks [member] | UK [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0.1
Banks [member] | Uruguay [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0.2	0.1
Other Financial Institutions [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	2.0	1.3
Financial liabilities	11.6	8.0
Other Financial Institutions [member] | Spain (excl. Banco Santander) [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0.1	0.3
Other Financial Institutions [member] | UK [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	2.0	1.3
Financial liabilities	£ 11.5	7.6
Other Financial Institutions [member] | Other [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0.1
Corporate counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0.2
Corporate counterparty [member] | Spain (excl. Banco Santander) [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0.1
Corporate counterparty [member] | UK [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		£ 0.1